Impairments - Changes in Significant Unobservable Inputs (Details) - Hoya Intermediate, LLC - Nonrecurring $ in Thousands	Dec. 31, 2022 USD ($)
Discount Rate | Trademarks [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
50 basis point increase in discount rate	$ (3,935)
Discount Rate | Goodwill [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
50 basis point increase in discount rate	(37,680)
Long-term Growth Rate | Trademarks [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
50 basis point decrease in long-term growth rate	(2,298)
Long-term Growth Rate | Goodwill [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
50 basis point decrease in long-term growth rate	$ (21,344)